Derivative Liabilities: Schedule of Derivative Liabilities at Fair Value (Tables)	6 Months Ended
Jun. 30, 2016
Tables/Schedules
Schedule of Derivative Liabilities at Fair Value
$
Current	542,294
Non-current	1,072,452
1,614,746